FIXED INCOME SECURITIES, INC.

FEDERATED LIMITED TERM FUND
FEDERATED LIMITED TERM MUNICIPAL FUND
FEDERATED STRATEGIC INCOME FUND

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1999

        At a special meeting of shareholders to be held on November 30, 1999, shareholders of the above-named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

        I. Shareholders will be asked to consider the following proposals:

           (1)        To elect seven Directors.

           (2) To make changes to the fundamental investment policies of each Fund (except as otherwise noted):

               (a) To amend the Funds' fundamental investment policies regarding diversification to read as follows:

                  "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

               (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities to read as follows:

                  "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

               (c) To amend the Funds' fundamental investment policies regarding investments in real estate to read as follows:

                  "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

               (d) To amend the Funds' fundamental investment policies regarding investments in commodities to read as follows:

                  "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

               (e) To amend the Funds' fundamental investment policies regarding underwriting securities to read as follows:

                  "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

               (f)To amend the Funds' fundamental investment policies regarding lending by the Funds to read as follows (for Federated Limited Term Fund and Federated Strategic Income Fund ONLY):

                  "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

               (g)To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

               (h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin to read as follows:

                  "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

               (i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets to read as follows:

                  "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

          (3)  To  eliminate   the  Funds'   fundamental   investment   policies
               prohibiting selling securities short (for Federated Limited Term Fund and Federated Strategic Income Fund ONLY).

          (4) To approve amendments to the Articles of Incorporation of Fixed Income Securities, Inc.:

               (a) To permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law; and

               (b) To permit the Board of Directors to change the name of a series or class without shareholder approval.

        II. The following actions have been taken by the Board of Directors with regard to certain non-fundamental investment policies and limitations of the
Funds:

          (1)  Approved  the   elimination  of  the  following   non-fundamental
               investment limitations of the Funds:

               (a) Removed the Fund's non-fundamental investment limitation regarding purchasing puts, calls, straddles, spreads, or any combination of them (for Federated Limited Term Fund ONLY);

               (b) Removed the Fund's non-fundamental investment limitation regarding selling securities short (for Federated Limited Term Municipal Fund
ONLY);

               (c) Removed the Fund's non-fundamental investment limitation regarding options (for Federated Strategic Income Fund ONLY);

               (d)Removed the Fund's non-fundamental investment limitation regarding investing in securities owned by officers and Directors (for Federated Strategic Income Fund ONLY); and

               (e) Removed the Fund's non-fundamental investment limitation regarding underwriting securities (for Federated Strategic Income Fund ONLY).

          (2)  Approved the  elimination  of the following  undertakings  of the
               Funds:

     For Federated Limited Term Fund and Federated Strategic Income Fund:

               "The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its assets during the coming fiscal year."

               For Federated Limited Term Municipal Fund:

     "The Fund does not expect to borrow money or pledge securities during the coming fiscal year."

          (3) Approved revisions to the following non-fundamental investment policies of the Funds:

               (a)Approved revisions to the Funds' non-fundamental policies regarding investments in illiquid securities to read as follows (for Federated Limited Term Municipal Fund and Federated Strategic Income Fund ONLY):

                  "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

               (b)Approved revisions to the Fund's non-fundamental investment policy regarding lending assets to read as follows (for Federated Limited Term Municipal Fund ONLY):

                  "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

          (4) Approved the adoption of the following non-fundamental investment policies for the Funds:

               (a)Adopted a policy regarding investing in other investment companies that states (for Federated Limited Term Fund and Federated Limited Term Municipal Fund ONLY):

                  "The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash."

               (b)Adopted a policy providing that Federated Limited Term Fund may purchase call options on financial futures contracts and portfolio securities (for Federated Limited Term Fund ONLY);

               (c)Adopted a policy providing that Federated Strategic Income
                  Fund may purchase call options on securities indices and U.S. Treasury securities (for Federated Strategic Income Fund
                  ONLY); and

               (d) Adopted a policy regarding temporary investments for Federated Strategic Income Fund which states (for Federated Strategic Income Fund ONLY):

                  "The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations."

          (5) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the Funds:

               "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

          (6)  Approved the addition of the following non-fundamental investment
               limitation   for  each  Fund  when   applying   its   commodities
               restriction:

               "As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                              September 24, 1999

Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Cusip 338319106
Cusip 338319403
Cusip 338319700
Cusip 338319866
Cusip 338319809